IMPAIRMENT OF LONG-LIVED ASSETS - CGUs that do not present a provision for impairment (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Scenario (5%) Discount rate
IMPAIRMENT OF LONG-LIVED ASSETS
Sensitivity, increase in discount rate	5.00%
Impairment risk	R$ 307
Scenario (10%) Discount rate
IMPAIRMENT OF LONG-LIVED ASSETS
Sensitivity, increase in discount rate	10.00%
Impairment risk	R$ 2,032